Stock-Based Compensation - Schedule of Other Equity Instruments (Detail) - Deferred Share Units [Member] - Board of Director [Member] - Equity	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of range of exercise prices of outstanding share options [Line Items]
Beginning balance	2,373,000	2,079,000
Issued	206,000	252,000
Reinvested	131,000	126,000
Redeemed	(744,000)	(75,000)
Forfeitures and cancellations	(3,000)	(9,000)
Ending balance	1,963,000	2,373,000